Revenue and segment analysis (Tables)	12 Months Ended
Dec. 31, 2024
Revenue, operating profit and segment analysis
Summary of analysis by business segments

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2022 GBPm	2023 GBPm	2024 GBPm	2022 GBPm	2023 GBPm	2024 GBPm
Risk	2,909	3,133	3,245	1,078	1,165	1,228
Scientific, Technical & Medical	2,909	3,062	3,051	1,100	1,165	1,172
Legal	1,782	1,851	1,899	372	393	412
Exhibitions	953	1,115	1,239	162	319	398
Sub-total	8,553	9,161	9,434	2,712	3,042	3,210
Unallocated central costs and other operating items	-	-	-	(29)	(12)	(11)
Total	8,553	9,161	9,434	2,683	3,030	3,199

Summary of classification of revenue

2022	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,317	1,391	1,213	180	5,101
Europe	384	614	357	445	1,800
Rest of world	208	904	212	328	1,652
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by format
Electronic	2,890	2,573	1,582	67	7,112
Face-to-face	11	5	10	886	912
Print	8	331	190	-	529
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by type
Subscriptions	1,135	2,139	1,381	-	4,655
Transactional	1,774	770	401	953	3,898
Total revenue	2,909	2,909	1,782	953	8,553

2 Revenue, operating profit and segment analysis (continued)

2023	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,476	1,439	1,254	217	5,386
Europe	429	666	386	427	1,908
Rest of world	228	957	211	471	1,867
Total revenue	3,133	3,062	1,851	1,115	9,161

Revenue by format
Electronic	3,111	2,762	1,667	85	7,625
Face-to-face	14	7	9	1,030	1,060
Print	8	293	175	-	476
Total revenue	3,133	3,062	1,851	1,115	9,161

Revenue by type
Subscriptions	1,255	2,261	1,460	-	4,976
Transactional	1,878	801	391	1,115	4,185
Total revenue	3,133	3,062	1,851	1,115	9,161

2024	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,563	1,411	1,290	231	5,495
Europe*	443	656	399	527	2,025
Rest of world	239	984	210	481	1,914
Total revenue	3,245	3,051	1,899	1,239	9,434

Revenue by format
Electronic	3,226	2,785	1,730	83	7,824
Face-to-face	16	6	11	1,156	1,189
Print	3	260	158	-	421
Total revenue	3,245	3,051	1,899	1,239	9,434

Revenue by type
Subscriptions	1,260	2,250	1,515	-	5,025
Transactional	1,985	801	384	1,239	4,409
Total revenue	3,245	3,051	1,899	1,239	9,434
*	Europe includes revenue of £613m from the United Kingdom (2023: £602m; 2022: £544m).

Summary of analysis of revenue by geographical origin

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2022 GBPm	2023 GBPm	2024 GBPm
North America	5,002	5,325	5,461
Europe	2,974	3,117	3,270
Rest of world	577	719	703
Total	8,553	9,161	9,434

Summary of analysis by business segment expenditure

ANALYSIS BY BUSINESS SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Total depreciation and other amortisation
	2022 GBPm	2023 GBPm	2024 GBPm	2022 GBPm	2023 GBPm	2024 GBPm	2022 GBPm	2023 GBPm	2024 GBPm	2022 GBPm	2023 GBPm	2024 GBPm
Risk	155	79	-	122	139	148	204	194	184	94	92	99
Scientific, Technical & Medical	206	3	8	103	108	104	60	59	44	119	136	125
Legal	33	42	145	186	193	203	12	11	15	229	247	256
Exhibitions	-	8	65	28	37	29	20	16	15	49	39	45
Total	394	132	218	439	477	484	296	280	258	491	514	525

Summary of analysis of non-current assets by geographical location

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2023 GBPm	2024 GBPm
North America	9,149	9,131
Europe	2,141	2,259
Rest of world	459	438
Total	11,749	11,828

Summary of reconciliation of operating profit to adjusted operating profit

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2022 GBPm	2023 GBPm	2024 GBPm
Operating profit	2,323	2,682	2,861
Adjustments:
Amortisation of acquired intangible assets	296	280	258
Acquisition and disposal related items	62	56	69
Reclassification of tax in joint ventures and associates	4	12	12
Reclassification of finance income in joint ventures and associates	(2)	-	(1)
Adjusted operating profit	2,683	3,030	3,199